Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jul. 31, 2019	Jul. 31, 2018 [1]
Current assets
Cash and cash equivalents	$ 113,568	$ 99,042
Restricted cash	22,350
Short-term investments	25,937	145,747
Trade receivables	19,693	644
Commodity taxes recoverable and other receivables	15,247	4,237
Convertible debenture receivable	13,354	10,000
Prepaid expenses	10,762	4,204
Inventory	86,271	10,415
Biological assets	7,371	2,332
Total current assets	314,553	276,621
Property, plant and equipment	258,793	54,333
Intangible assets and other longer term assets	127,282	4,044
Investment in associate and joint ventures	52,849
License and prepaid royalty - HIP	1,409
Long term investments	14,277
Goodwill	111,877
Total assets	881,040	334,998
Current liabilities
Accounts payable and accrued liabilities	45,581	8,995
Excise taxes payable	3,494
Warrant liability	493	3,130
Term loan - current	3,117
Total current liabilities	52,685	12,125
Term loan	30,257
Deferred rent liability	946
Deferred tax liability	20,396
Total liabilities	104,284	12,125
Shareholders' equity
Share capital	799,706	347,233
Share-based payment reserve	40,315	6,139
Warrants	60,433	12,635
Deficit	(124,698)	(43,134)
Non-controlling interest	1,000
Total Shareholders' equity	776,756	322,873
Total equity and liabilities	$ 881,040	$ 334,998

[1]	Restated